List of Principal Consolidated Subsidiaries as of December 31, 2017 (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Subsidiaries

Siren Number(a)	Companies Names	Country of incorporation	% of interest
403 256 944	CGG Services SAS	France	100.0
410 072 110	CGG Explo SARL	France	100.0
413 926 320	Geomar SAS	France	100.0
	CGG Holding BV	Netherlands	100.0
	CGG Marine BV	Netherlands	100.0
	CGG Services (NL) BV	Netherlands	100.0
	CGG International SA	Switzerland	100.0
	CGG Data Services SA	Switzerland	100.0
	CGG Services (Norway) AS	Norway	100.0
	Exploration Investment Resources II AS	Norway	100.0
	Exploration Vessel Resources II AS	Norway	100.0
	CGG Services (UK) Limited	United Kingdom	100.0
	CGG do Brasil Participaçoes Ltda	Brazil	100.0
	Veritas do Brasil Ltda	Brazil	100.0
	LASA Prospeccoes SA	Brazil	100.0
	CGG Mexico, SA de CV	Mexico	100.0
	Geoinnovation Corporativa S. de RL de CV	Mexico	100.0
	Vitzel SA de CV	Mexico	100.0
	CGG Holding (U.S.) Inc.	Delaware, United States of America	100.0
	CGG Services (U.S.) Inc.	Delaware, United States of America	100.0
	CGG Land (U.S.) Inc.	Delaware, United States of America	100.0
	CGG Canada Services Ltd	Canada	100.0
	CGG Services (Canada) Inc.	Canada	100.0
	CGG Services (Australia) Pty Ltd	Australia	100.0
	CGG Aviation (Australia) Pty Ltd	Australia	100.0
	CGGVeritas Services (B) Sdn Bhd	Brunei	100.0
	PT CGG Services Indonesia (1)	Indonesia	95.0
	CGG Services India Private Ltd	India	100.0
	CGG Technology Services (Beijing) Co. Ltd	China	100.0
	CGG Services (Singapore) Pte Ltd	Singapore	100.0
	CGG Services (Malaysia) Sdn Bhd	Malaysia	100.0
	CGG Vostok	Russia	100.0
866 800 154	Sercel Holding SAS	France	100.0
378 040 497	Sercel SAS	France	100.0
	Sercel-GRC	Oklahoma, United States of America	100.0
	Sercel Inc.	Oklahoma, United States of America	100.0
	Hebei Sercel-Junfeng Geophysical Prospecting Equipment Co. Ltd (1)	China	51.0
	Sercel Singapore Pte Ltd	Singapore	100.0
	De Regt Marine Cables BV	Netherlands	100.0

(a)	Siren number is an individual identification number for company registration purposes under French law.
(1)	% of control for these subsidiaries amount to 100%.